RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 26,649	$ 29,225
Additions	4,540	3,314
Remeasurements	6,151	2,815
Depreciation and amortization	(10,123)	(8,044)
Transfer to asset held-for-sale	57	(661)
Disposals	10
Balance	27,284	26,649
Land and Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	8,424	8,302
Additions	1,719	1,786
Remeasurements	131	578
Depreciation and amortization	(1,813)	(1,608)
Transfer to asset held-for-sale	47	(634)
Disposals	15
Balance	8,523	8,424
Machinery and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	18,216	20,921
Additions	2,821	1,514
Remeasurements	6,020	2,239
Depreciation and amortization	(8,301)	(6,431)
Transfer to asset held-for-sale	10	(27)
Disposals	(5)
Balance	18,761	18,216
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	9	2
Additions	0	14
Remeasurements	0	(2)
Depreciation and amortization	(9)	(5)
Transfer to asset held-for-sale	0	0
Disposals	0
Balance	$ 0	$ 9